Net Foreign Exchange Gain (Loss)	12 Months Ended
Dec. 31, 2020
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Net Foreign Exchange Gain (Loss)

Note 28 - Net Foreign Exchange Gain (Loss)

This item includes the income earned from foreign currency trading, differences arising from converting monetary items in a foreign currency to the functional currency, and those generated by non-monetary assets in foreign currency at the time of their disposal. Net foreign exchange gains (losses) details are as follows:

	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$
Net foreign exchange gain (loss)
Gain (loss) on net foreign currency exchange positions	(50,822)	37,404	(64,278)
Other foreign currency exchange gains (losses)	2,651	4,128	5,421
Subtotals	(48,171)	41,532	(58,857)
Net exchange rate adjustments gain (loss)
Adjustments for loans and accounts receivable from customers	(538)	702	93
Adjustment for investment instruments	—	—	105
Adjustment for other assets and liabilities	(4)	2	(322)
Net gain (loss) from hedge accounting	(25,751)	(14,610)	41,016
Subtotals	(26,293)	(13,906)	40,892
Totals	(74,464)	27,626	(17,965)